ACCOUNTS PAYABLE, ACCRUED CHARGES AND PROVISIONS (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ACCOUNTS PAYABLE, ACCRUED CHARGES AND PROVISIONS
Trade and accruals	$ 420.8	$ 457.8
Salaries and employee benefits	98.3	90.3
Interest payable	52.7	44.1
Provisions	10.6	19.4
Stock-based compensation	3.5	0.8
Total	$ 585.9	$ 612.4	$ 509.3